Average Annual Total Returns{- Franklin K2 Long Short Credit Fund} - Franklin K2 Long Short Credit Fund-11 - Franklin K2 Long Short Credit Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Since Inception	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Since Inception	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Since Inception	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Since Inception	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	HFRX Fixed Income - Credit Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	HFRX Fixed Income - Credit Index (index reflects no deduction for fees, expenses or taxes) Since Inception	ICE BofA US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	ICE BofA US 3-Month Treasury Bill Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.46%)	3.26%	(1.57%)	1.75%	(0.27%)	1.84%	3.56%	3.67%	4.97%	4.22%	5.49%	4.74%	5.55%	4.74%	6.21%	1.88%	2.28%	1.24%